Share Capital - Schedule of Share-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	$ 356	$ 490	$ 738	$ 780
Cost of Revenues [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation
Research and Development Expenses [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	128	278	251	410
General, Administrative and Marketing Expenses [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	$ 228	$ 212	$ 487	$ 370